Fair value measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Measurements on a Recurring Basis

The following information is presented for assets and liabilities that are recorded in the consolidated balance sheets at fair value at March 31, 2012 and December 31, 2011, measured on a recurring basis. There were no significant transfers of assets and liabilities that are recorded at fair value between Level 1 and Level 2 during the three months ended March 31, 2012 and 2011.

In millions	March 31, 2012	Level 1 (1)	Level 2 (2)	Level 3 (3)
Recurring fair value measurements:
Derivatives-liabilities	$(23)	$0	$(23)	$0
Cash equivalents	368	368	0	0

In millions	December 31, 2011	Level 1 (1)	Level 2 (2)	Level 3 (3)
Recurring fair value measurements:
Derivatives-liabilities	$(19)	$0	$(19)	$0
Cash equivalents	549	549	0	0

(1)	Quoted prices in active markets for identical assets.
(2)	Quoted prices for similar assets and liabilities in active markets.
(3)	Significant unobservable inputs.

The following information is presented for assets and liabilities that are recorded in the consolidated balance sheet at fair value at December 31, 2011 and 2010, measured on a recurring basis. There were no significant transfers of assets and liabilities that are recorded at fair value between Level 1 and Level 2 during 2011 and 2010.

In millions	December 31, 2011	Level 1 (1)	Level 2 (2)	Level 3 (3)
Recurring fair value measurements:
Derivatives-assets	$0	$0	$0	$0
Derivatives-liabilities	(19)	0	(19)	0
Cash equivalents	549	549	0	0

Pension plan assets:
Equity investments	$524	$514	$10	$0
Preferred stock	4	3	1	0
Government securities	989	82	904	3
Corporate debt investments	774	0	768	6
Derivatives	69	0	0	69
Partnerships and joint ventures	209	0	0	209
Real estate	46	0	0	46
Common collective trust	1,093	60	1,033	0
Registered investment companies	46	0	46	0
103-12 investment entities	259	0	259	0
Other pension (payables) receivables	(16)	(38)	0	22

Total pension plan assets	$3,997	$621	$3,021	$355

	December 31, 2010	Level 1 (1)	Level 2 (2)	Level 3 (3)
Recurring fair value measurements:
Derivatives-assets	$1	$0	$1	$0
Derivatives-liabilities	(8)	0	(8)	0
Cash equivalents	646	646	0	0

Pension plan assets:
Equity investments	$605	$594	$11	$0
Preferred stock	6	5	1	0
Government securities	875	0	864	11
Corporate debt investments	719	0	707	12
Derivatives	5	0	5	0
Partnerships and joint ventures	133	0	0	133
Real estate	53	0	0	53
Common collective trust	1,124	0	1,124	0
Registered investment companies	58	0	58	0
103-12 investment entities	151	0	151	0
Other pension (payables) receivables	4	(18)	0	22

Total pension plan assets	$3,733	$581	$2,921	$231

(1)	Quoted prices in active markets for identical assets.
(2)	Quoted prices for similar assets and liabilities in active markets.
(3)	Significant unobservable inputs.

Schedule of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Input

The following information is presented for those assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2011 and 2010:

In millions	Equity investments	Government securities	Corporate debt investments	Derivatives	Partnerships and joint ventures	Real estate	Other pension receivables and payables	Total
December 31, 2009	$1	$0	$13	$0	$104	$44	$21	$183
Purchases	0	11	14	0	43	7	8	83
Sales	(1)	(1)	(10)	0	(27)	(1)	(10)	(50)
Realized gains (losses)	0	0	0	0	(4)	1	4	1
Unrealized gains (losses)	0	0	(1)	0	17	2	(1)	17
Transfers in (out) of Level 3	0	1	(4)	0	0	0	0	(3)

December 31, 2010	0	11	12	0	133	53	22	231
Purchases	0	1	2	14	86	3	1	107
Sales	0	(5)	(6)	(23)	(25)	(20)	(1)	(80)
Realized gains (losses)	0	0	0	10	1	(6)	(1)	4
Unrealized gains (losses)	0	(1)	0	68	14	16	1	98
Transfers in (out) of Level 3	0	(3)	(2)	0	0	0	0	(5)

December 31, 2011	$0	$3	$6	$69	$209	$46	$22	$355